Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)
Commitments and Contingencies [Line Items]
Loss contingencies	$ 11,730,000	$ 91,599,433
Accrued expenses and other payables			$ 2,663,000	$ 20,791,761
Other non-current liabilities	2,671,330
Contingencies [Member]
Commitments and Contingencies [Line Items]
Other non-current liabilities	$ 2,671,000